SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical)	Sep. 30, 2022 USD ($)		Dec. 31, 2021 USD ($)		Jul. 28, 2021 USD ($)	Jul. 28, 2021 CNY (¥)	Jul. 23, 2021 USD ($) ft²	Jul. 23, 2021 CNY (¥) ft²	Dec. 31, 2020 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Prepayment for land use right	$ 551,800	[1]	$ 615,955	[1]
Security deposit	$ 55,247	[2]	$ 61,670	[2],[3]					[3]
Sichuan Vtouch [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Area of land | ft²							131,010	131,010
Prepayment for land use right							$ 551,800	¥ 3,925,233
Security deposit					$ 55,247	¥ 393,000
Sichuan Vtouch [Member] | Foreign Exchange [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Prepayment for land use right							$ 615,955
Security deposit					$ 61,670

[1]	On July 23, 2021, Sichuan Vtouch entered into a contract with Chengdu Wenjiang District Planning and Natural Resources Bureau for purchasing a land use right of 131,010 square feet with a consideration of RMB3,925,233 (equivalent to $551,800) for the new facility. The Company made a full prepayment by November 18, 2021. Upon a certificate of land use right issued by the local government, which is estimated to be obtained by the fourth quarter of 2022, the Company will reclassify this prepayment to intangible assets accordingly.
[2]	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $55,247) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of 2022.
[3]	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $61,670) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of April, 2022.